GOING CONCERN (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 20, 2018
Net Income (Loss) Attributable to Parent	$ (745,660)	$ 749,561	$ (12,993)
Net Cash Provided by (Used in) Operating Activities	(875,222)	1,242,537	(18,648)
IPO Related Expenses	380,233
Selling and Marketing Expense	$ 104,730	$ 1,121,950	$ 0
Scenario, Forecast [Member]
Prepaid Deposit				$ 767,731